Common Stock Warrants	12 Months Ended
Dec. 31, 2016
Warrants and Rights Note Disclosure [Abstract]
Common Stock Warrants

Note 16 – Common Stock Warrants

Warrants Granted (2016)

On November 21, 2016, the Company entered into a letter agreement (“Financing Agreement”) with SK L-43, LLC providing for the making of loans by the Investor to the Company, at the Investor’s option (i) in the aggregate principal amount of $925,000 by December 15, 2016 (the “Initial Advances”), and (ii) in the amounts of $1,500,000 each on or before each of April 1, 2017 and May 1, 2017 (the “Additional Advances” and, together with the Initial Advances, the “Advances”).

Pursuant to the Financing Agreement, SK L-43, LLC was issued warrants to purchase shares of the Company’s common stock as additional consideration, as follows:

Advance Date	Advance Amount	Warrant A (Number of Warrant Shares)	Warrant A Exercise Price	Warrant B (Number of Warrant Shares)	Warrant B Exercise Price	Warrant C (Number of Warrant Shares)	Warrant C Exercise Price

November 02, 2016	$125,000.00	4,166,667	$0.03	4,166,667	$0.06	4,166,667	$0.06
November 21, 2016	$267,000.00	8,900,000	$0.03	8,900,000	$0.06	8,900,000	$0.06
December 02, 2016	$267,000.00	8,900,000	$0.03	8,900,000	$0.06	8,900,000	$0.06
December 19, 2016	$266,000.00	8,866,667	$0.03	8,866,667	$0.06	8,866,667	$0.06
Total	$925,000.00	30,833,334		30,833,334		30,833,334

Each Warrant will vest and become exercisable four months following its date of issuance and remain exercisable for a period of two years thereafter; provided, however, that if the Company’s Common Stock on each of the 30 trading days preceding the vesting date of a Warrant equals or exceeds 300% of the exercise price for such Warrant, then the Company will have the right to reduce the length of the exercise period for such Warrant to 45 days following delivery of notice to SK L-43, LLC.

On March 8, 2016, the Company granted detachable warrants pursuant to a $45,000 promissory note to acquire up to 9,000,000 shares of common stock, exercisable at $0.005 per share over a period from the origination date until four (4) months after the note is repaid. The fair value of the warrants is $7,400 and was amortized over the life of the loan as a debt discount. The note carried a default rate of 18% and an additional 1,000,000 warrants issued each 30 day period the note remained unpaid, however, the note was repaid out of the proceeds from the exercised warrants on August 5, 2016.

Common Stock Warrants Granted (2015)

No warrants were granted during the year ended December 31, 2015.

Common Stock Warrants Expired (2016)

On April 8, 2016, a total of 200,000 warrants with a strike price of $0.06 per share expired.

On March 28, 2016, a total of 2,000,000 warrants with a strike price of $0.06 per share expired.

On January 30, 2016, a total of 1,000,000 warrants with a strike price of $0.07 per share expired.

Common Stock Warrants Expired (2015)

On April 19, 2015, a total of 120,000 warrants held by our CEO with a strike price of $0.15 per share expired.

On February 14, 2015, a total of 80,000 warrants held by our CEO with a strike price of $0.15 per share expired.

On January 15, 2015, a total of 250,000 warrants with a strike price of $0.15 per share expired.

On January 1, 2015, a total of 300,000 warrants with a strike price of $0.08 per share expired.

Common Stock Warrants Exercised

On August 5, 2016, the Company issued 9,000,000 shares of its common stock pursuant to the exercise of an equal number warrants in exchange for proceeds of $45,000 that were used to repay the corresponding First SCP Note.

No warrants were exercised during the year ended December 31, 2015.

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2016.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable
Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.03 - $0.18	102,700,002	2.6 years	$0.05	102,700,002	$0.05

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31, 2016	December 31, 2015

Average risk-free interest rates	1.13%	N/A
Average expected life (in years)	2.4	N/A
Volatility	238%	N/A

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s common stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock warrants. During 2016 and 2015, there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock during the years ended December 31, 2016 and 2015 was approximately $0.01 and $0.05 per warrant, respectively.

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2014	14,150,000	$0.050
Warrants expired	(750,000)	(0.120)

Balance, December 31, 2015	13,400,000	0.050
Warrants expired	(3,200,000)	(0.065)
Warrants granted	101,500,002	0.046
Warrants exercised	(9,000,000)	(0.005)

Balance, December 31, 2016	102,700,002	$0.050

Exercisable, December 31, 2016	102,700,002	$0.050